Condensed consolidated interim statement of comprehensive income/loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues and other income
Revenues from research and development collaborations	SFr 415	SFr 11,749	SFr 3,465	SFr 184,526
Other income	0	9	0	14
Total revenues and other income	415	11,758	3,465	184,540
Operating expenses
Research and development expenses	(11,632)	(12,571)	(24,327)	(27,043)
Selling, general and administrative expenses	(4,666)	(5,480)	(10,109)	(11,237)
Total operating expenses	(16,298)	(18,051)	(34,436)	(38,280)
Operating result	(15,883)	(6,293)	(30,971)	146,260
Financial income	1,088	2,012	1,955	2,835
Financial expenses	(1,192)	(241)	(1,749)	(490)
Net finance result	(104)	1,771	206	2,345
Result before income taxes	(15,987)	(4,522)	(30,765)	148,605
Income taxes	0	0	0	0
Net result, attributable to shareholders	(15,987)	(4,522)	(30,765)	148,605
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	(1,536)	4,367	(1,507)	6,875
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(1)	(8)	(4)	(10)
Other comprehensive result, net of tax	(1,537)	4,359	(1,511)	6,865
Total comprehensive result, attributable to shareholders	SFr (17,524)	SFr (163)	SFr (32,276)	SFr 155,470
Basic net result per share (in CHF per share)	SFr (0.49)	SFr (0.14)	SFr (0.94)	SFr 4.59
Diluted net result per share (in CHF per share)	SFr (0.49)	SFr (0.14)	SFr (0.94)	SFr 4.48